Note 7 - Other Current and Non-current Assets	6 Months Ended
Sep. 30, 2019
Statement Line Items [Line Items]
Disclosure of prepayments and other assets [text block]
7.	OTHER CURRENT AND NON-CURRENT ASSETS

(a)
	As at	As at
Other current assets	Sept. 30, 2019	March 31, 2019
Prepaid expenses and deposits	$16,645	$45,709
Customer acquisition costs	81,332	75,707
Green certificates	29,550	39,749
Gas delivered in excess of consumption	7,670	3,121
Inventory	7,436	4,954
	$142,633	$169,240

(b)
	As at	As at
Other non-current assets	Sept. 30, 2019	March 31, 2019
Customer acquisition costs	$42,740	$46,416
Income taxes recoverable	1,534	3,096
	$44,274	$49,512